Statements of Shareholders' Equity (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Stockholders' Equity [Abstract]
Issuance expenses, net	$ 981		$ 2,415
Issuance expenses warrants, net		$ 157